Net Loss Per Share - Computation of Company's Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net loss	$ (10,260)	$ (7,569)	$ (30,889)	$ (24,180)	$ (33,800)	$ (27,222)
Gain due to repurchase of Series A preferred stock				9
Net loss attributable to common stockholders	$ (10,260)	$ (7,569)	$ (30,889)	$ (24,171)	$ (33,791)	$ (28,200)
Weighted-average common shares used in computing net loss per share attributable to common stockholders, basic and diluted	29,157,069	900,062	10,433,051	887,189	892,315	815,340
Net loss per share attributable to common stockholders, basic and diluted	$ (0.35)	$ (8.41)	$ (2.96)	$ (27.25)	$ (37.87)	$ (34.59)